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REZA PISHVA

reza.pishva@dechert.com
+1 213 808 5736 Direct
+1 213 808 5760 Fax

July 17, 2014

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	RBC Funds Trust
Securities Act File No. 333-111986
Post-Effective Amendment No. 68
Investment Company Act File No. 811-21475
Amendment No. 68

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add the RBC Global Opportunities Fund and RBC International Opportunities Fund, two newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Reza Pishva at (213) 808-5736.

Very truly yours,

/s/ Reza Pishva

Reza Pishva